S000010826 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	106 Months Ended	120 Months Ended	158 Months Ended	307 Months Ended	309 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P MidCap 400® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.50%	9.12%		10.72%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%		14.29%
C000030054 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.10%	8.64%		10.21%
Performance Inception Date						May 31, 2000
C000030054 [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	4.77%	5.78%		7.75%
Performance Inception Date						May 31, 2000
C000030054 [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.56%	6.32%		7.78%
Performance Inception Date						May 31, 2000
C000030055 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.27%	8.90%		10.48%
Performance Inception Date							Mar. 31, 2000
C000122594 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.32%	8.91%		10.49%
Performance Inception Date					Nov. 08, 2012
C000173200 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.32%	8.91%		10.48%
Performance Inception Date			Mar. 01, 2017